Schedule of non-cancellable lease contracts (Details)	Jun. 30, 2024
Motor Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Lease contractual term	8 years
Motor Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Lease contractual term	9 years
Corporate Office Premises [Member]
Property, Plant and Equipment [Line Items]
Lease contractual term	1 year 6 months